GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
Summary of future amortization expense

Year Ending December 31,
2023	3,496,577
2024	2,688,886
2025	1,666,160
$7,851,623

Summary of goodwill by entity

	Bailey	Harper & Jones	Stateside	Sundry	Total
Balances at December 31, 2020	$6,479,218	$—	$—	$—	$6,479,218
Business combinations	—	9,681,548	2,104,056	—	11,785,604
Impairment	—	—	—	—	—
Balances at December 31, 2021	6,479,218	9,681,548	2,104,056	—	18,264,822
Business combination	—	—	—	3,711,322	3,711,322
Impairment	(3,321,095)	(8,551,237)	—	—	(11,872,332)
Balances at December 31, 2022	$3,158,123	$1,130,311	$2,104,056	$3,711,322	$10,103,812

Summary of information relating to the Company's identifiable intangible assets

	Gross	Accumulated	Carrying
December 31, 2022	Amount	Amortization	Value
Amortized:
Customer relationships	$11,452,230	(3,600,607)	$7,851,623
	11,452,230	(3,600,607)	7,851,623

Indefinite-lived:
Brand name	$6,575,880	—	6,575,880
	$18,028,110	$(3,600,607)	$14,427,503

	Gross	Accumulated	Carrying
December 31, 2021	Amount	Amortization	Value
Amortized:
Customer relationships	$6,453,750	(1,449,357)	$5,004,393
	6,453,750	(1,449,357)	5,004,393

Indefinite-lived:
Brand name	$7,836,920	—	7,836,920
	$14,290,670	$(1,449,357)	$12,841,313